PARENT COMPANY FINANCIALS. (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Net asset	$ 184,763	$ 190,200